Document and Entity Information	Oct. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2025
Entity File Number	333-288660-02
Entity Registrant Name	Mercedes-Benz Auto Lease Trust 2025-B
Entity Central Index Key	0002079358
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-7108981
Entity Address, Address Line One	35555 W. Twelve Mile Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Farmington Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48331
City Area Code	248
Local Phone Number	991-6700
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false